Fair value measurements - Summary of range of key assumptions used within the valuation of the awards (Detail) - Equity Participation Right Unit [Member] - Valuation Technique, Option Pricing Model [Member] - Bio Ventus LLC [Member]
Dec. 31, 2020 USD ($) Business
Measurement Input, Expected Term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Participation Rights Unit Measurable Input	0.4
Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Participation Rights Unit Measurable Input	0.10
Measurement Input, Discount for Lack of Marketability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Participation Rights Unit Measurable Input	7.0
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Participation Rights Unit Equity Value | $	$ 1,240,000
Maximum [Member] | Measurement Input Equity Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Participation Rights Unit Measurable Input	101.25
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Participation Rights Unit Equity Value | $	$ 1,065,000
Minimum [Member] | Measurement Input Equity Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Participation Rights Unit Measurable Input	35.13
Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Participation Rights Unit Equity Value | $	$ 1,145,000
Weighted Average [Member] | Measurement Input, Expected Term [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Participation Rights Unit Measurable Input	0.4
Weighted Average [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Participation Rights Unit Measurable Input	0.10
Weighted Average [Member] | Measurement Input Equity Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Participation Rights Unit Measurable Input	50.0
Weighted Average [Member] | Measurement Input, Discount for Lack of Marketability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Participation Rights Unit Measurable Input	7.0